Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

FS Credit Real Estate Income Trust, Inc. FS Rialto 2019-FL1 Issuer, Ltd. 201 Rouse Boulevard Philadelphia, Pennsylvania 19112

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by FS Credit Real Estate Income Trust, Inc. and FS Rialto 2019-FL1 Issuer, Ltd., a wholly-owned subsidiary of FS Credit Real Estate Income Trust, Inc. (collectively, the “Company”) and Wells Fargo Securities, LLC, Rialto Capital Management, LLC and Goldman Sachs & Co. LLC (together with the Company, the “Specified Parties”), related to the Specified Parties’ evaluation of certain information relating to a pool of commercial mortgage loans expected to be included as collateral for the proposed offering of certain classes of securities by FS Rialto 2019-FL1 Issuer, Ltd.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On November 6, 2019, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 26 mortgage assets secured by 31 mortgage properties (the “Mortgage Assets”).

From October 11, 2019 through November 6, 2019, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “None – Company Provided” or “Not Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. Further, we did not perform any procedures with respect to the Characteristics associated with the Source Documents for the related Mortgage Assets that were not provided to us by representatives of the Company (the “Missing Source Documents”), as indicated on the attached Appendix B.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) existence or ownership of the Mortgage Assets or (iv) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

November 6, 2019

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Mortgage Assets (the “Source Documents”):

•	Loan agreement, promissory note, management agreement, cross-collateralization agreement, participation agreement or servicer billing statements (collectively, the “Loan Agreement”);
•	Interest rate cap agreement or transaction summary (collectively, the “Interest Rate Cap Agreement”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);
•	The ASR or AMR (collectively, the “Asset Summary Report”);
•	The settlement or closing statement (collectively, the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Electronic Underwritten Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement or environmental indemnity agreement (collectively, the “Guaranty”);
•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	Cash management agreement and/or lockbox agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);
•	Seismic report (the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate (the “Insurance Certificate”);
•	Property management agreement (the “Management Agreement”); and
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”).

CHARACTERISTICS

Count	Characteristic	Source Document
1	Loan Number	None – Company Provided
2	Status	None – Company Provided
3	Loan Type	None – Company Provided
4	Property Name	None – Company Provided
5	Property Address	Appraisal Report
6	Property City	Appraisal Report
7	Property State	Appraisal Report
8	Property Zip Code	Appraisal Report
9	Property County	Appraisal Report
10	Year Built	Appraisal Report
11	Year Renovated	Appraisal Report
12	Property Type	Appraisal Report
13	Specific Property Type	Appraisal Report
14	No of Units	Rent Roll
15	Unit of Measure	Rent Roll
16	Occupancy %	Rent Roll
17	Occupancy Source Date	Rent Roll
18	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
19	Assumed Loan (Y/N)	None – Company Provided
20	Borrower Name	Loan Agreement
21	Principals (Individuals)	Loan Agreement
22	Related Borrower (Y/N)	None – Company Provided
23	Annual Debt Service Payment (IO)	Refer to Calculation Procedures below
24	Annual Debt Service Payment (P&I)	Not Applicable
25	Annual Debt Service Payment (Cap)	Refer to Calculation Procedures below
26	Commitment Original Balance ($)	Loan Agreement
27	Initial Funded Amount ($)	Loan Agreement
28	Future Funding Trigger / Requirements	Loan Agreement
29	Cut-off Date Future Funding Remaining Balance ($)	Servicer Report
30	Mortgage Loan Cut-off Date Balance ($)	Servicer Report
31	Mortgage Loan % of Total Cut-off Date Balance	Refer to Calculation Procedures below
32	Mortgage Loan Balloon Payment ($)	Refer to Calculation Procedures below
33	Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
34	Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
35	Mortgage Loan Balloon Payment / Unit ($)	Refer to Calculation Procedures below
36	Note Date	Loan Agreement
37	First Payment Date	Loan Agreement
38	Initial Maturity Date	Loan Agreement
39	Fully Extended Maturity Date	Loan Agreement
40	Initial Loan Term (Original)	Refer to Calculation Procedures below
41	Cut-off Date Initial Loan Term (Remaining)	Refer to Calculation Procedures below
42	Cut-off Date Seasoning	Refer to Calculation Procedures below
43	Fully Extended Loan Term (Original)	Refer to Calculation Procedures below
44	Fully Extended Loan Term (Remaining)	Refer to Calculation Procedures below
45	Extension Options	Loan Agreement
46	Extension Options Description	Loan Agreement

47	1st Extension Option Description	Loan Agreement
48	2nd Extension Option Description	Loan Agreement
49	3rd Extension Option Description	Loan Agreement
50	4th Extension Option Description	Not Applicable
51	5th Extension Option Description	Not Applicable
52	First Extension Period (Months)	Loan Agreement
53	First Extension Fee %	Loan Agreement
54	First Extension Fee ($)	Loan Agreement
55	First Extension Floor	Loan Agreement
56	First Extension Cap	Loan Agreement
57	Second Extension Period (Months)	Loan Agreement
58	Second Extension Fee %	Loan Agreement
59	Second Extension Fee ($)	Loan Agreement
60	Second Extension Floor	Loan Agreement
61	Second Extension Cap	Loan Agreement
62	Third Extension Period (Months)	Loan Agreement
63	Third Extension Fee %	Loan Agreement
64	Third Extension Fee ($)	Loan Agreement
65	Third Extension Floor	Loan Agreement
66	Third Extension Cap	Loan Agreement
67	Fourth Extension Period (Months)	Not Applicable
68	Fourth Extension Fee %	Not Applicable
69	Fourth Extension Fee ($)	Not Applicable
70	Fourth Extension Floor	Not Applicable
71	Fourth Extension Cap	Not Applicable
72	Fifth Extension Period (Months)	Not Applicable
73	Fifth Extension Fee %	Not Applicable
74	Fifth Extension Fee ($)	Not Applicable
75	Fifth Extension Floor	Not Applicable
76	Fifth Extension Cap	Not Applicable
77	Exit Fee %	Loan Agreement
78	Exit Fee ($)	Loan Agreement
79	Exit Fee Balance	Loan Agreement
80	Rate Type	Loan Agreement
81	Index for Floating Rate	Loan Agreement
82	Fully Funded Mortgage Loan Margin %	Loan Agreement
83	Rounding Factor	Loan Agreement
84	Time of Rounding (Before Spread, After Spread)	Loan Agreement
85	Rounding Direction	Loan Agreement
86	Lookback Period	Loan Agreement
87	LIBOR Floor %	Loan Agreement
88	Mortgage Rate Floor	Loan Agreement
89	LIBOR Cap Strike Price %	Interest Rate Cap Agreement
90	Mortgage Rate Cap	Loan Agreement
91	LIBOR Cap Provider	Interest Rate Cap Agreement
92	LIBOR Cap Provider Rating	Ratings Screenshots
93	LIBOR Cap Expiration	Interest Rate Cap Agreement
94	LIBOR Cap Notional Amount	Interest Rate Cap Agreement
95	Fully Funded Mortgage Loan Rate %	Refer to Calculation Procedures below
96	B Note / Mezz Loan %	Not Applicable

97	Interest Accrual Basis	Loan Agreement
98	Interest Rate Change	Loan Agreement
99	Interest Rate Change Amount	Loan Agreement
100	Interest Rate Change Trigger	Loan Agreement
101	Grace Period Default (Days)	Loan Agreement
102	Grace Period Late (Days)	Loan Agreement
103	Grace Period Balloon (Days)	Loan Agreement
104	Original Prepayment Provision	Loan Agreement
105	Remaining Prepayment Provision	Loan Agreement
106	Original Yield Maintenance or Minimum Interest Term	Loan Agreement
107	Rate for Prepayment Protection	Loan Agreement
108	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
109	Partial Release and/or Prepayment Description	Loan Agreement
110	IO Number of Months through Initial Term	Loan Agreement
111	IO Number of Months through Fully Extended Loan Term	Loan Agreement
112	Amortization Style	Loan Agreement
113	Amort Constant Number of Months	Loan Agreement
114	Amortization Rate	Loan Agreement
115	Amortization Rate Mechanics	Loan Agreement
116	Amortization Constant Basis	Loan Agreement
117	Amortization Rate Basis	Loan Agreement
118	Amortization Type During Initial Term	Loan Agreement
119	Amortization Type During Extensions	Loan Agreement
120	Appraisal Valuation Date	Appraisal Report
121	As-Is Appraised Value	Appraisal Report
122	Stabilized Appraised Value	Appraisal Report
123	Appraisal Anticipated Stabilization Date	Appraisal Report
124	USPAP Appraisal (Y/N)	Appraisal Report
125	FIRREA Appraisal (Y/N)	Appraisal Report
126	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Refer to Calculation Procedures below
127	Committed Mortgage Loan (Stabilized) LTV Ratio	Refer to Calculation Procedures below
128	Maturity Date Stabilized LTV Ratio	Refer to Calculation Procedures below
129	Third Most Recent As Of Date	Underwriting Model
130	Third Most Recent Actual Revenues	Underwriting Model
131	Third Most Recent Actual Expenses	Underwriting Model
132	Third Most Recent Actual NOI	Underwriting Model
133	Third Most Recent Actual NCF	Underwriting Model
134	Second Most Recent As Of Date	Underwriting Model
135	Second Most Recent Actual Revenues	Underwriting Model
136	Second Most Recent Actual Expenses	Underwriting Model
137	Second Most Recent Actual NOI	Underwriting Model
138	Second Most Recent Actual NCF	Underwriting Model
139	Most Recent As Of Date	Underwriting Model
140	Most Recent Actual Revenues	Underwriting Model
141	Most Recent Actual Expenses	Underwriting Model
142	Most Recent Actual NOI	Underwriting Model
143	Most Recent Actual NCF	Underwriting Model
144	Mortgage Loan Most Recent NOI DSCR	Refer to Calculation Procedures below

145	Mortgage Loan Most Recent NCF DSCR	Refer to Calculation Procedures below
146	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to Calculation Procedures below
147	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to Calculation Procedures below
148	Underwritten Occupancy %	Underwriting Model
149	Underwritten Revenues	Underwriting Model
150	Underwritten Expenses	Underwriting Model
151	Underwritten NOI	Underwriting Model
152	Underwritten Reserves	Underwriting Model
153	Underwritten NCF	Underwriting Model
154	Mortgage Loan Underwritten NOI DSCR	Refer to Calculation Procedures below
155	Mortgage Loan Underwritten NCF DSCR	Refer to Calculation Procedures below
156	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Refer to Calculation Procedures below
157	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Refer to Calculation Procedures below
158	Underwritten Stabilized Occupancy %	Underwriting Model
159	Underwritten Stabilized Revenues	Underwriting Model
160	Underwritten Stabilized Expenses	Underwriting Model
161	Underwritten Stabilized NOI	Underwriting Model
162	Underwritten Stabilized Reserves	Underwriting Model
163	Underwritten Stabilized NCF	Underwriting Model
164	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to Calculation Procedures below
165	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to Calculation Procedures below
166	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to Calculation Procedures below
167	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to Calculation Procedures below
168	Appraisal As-Is NCF	Appraisal Report
169	Appraisal Stabilized Occupancy %	Underwriting Model
170	Appraisal Stabilized Revenues	Underwriting Model
171	Appraisal Stabilized Expenses	Underwriting Model
172	Appraisal Stabilized NOI	Underwriting Model
173	Appraisal Stabilized Reserves	Underwriting Model
174	Appraisal Stabilized NCF	Underwriting Model
175	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to Calculation Procedures below
176	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to Calculation Procedures below
177	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to Calculation Procedures below
178	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to Calculation Procedures below
179	Loan Cross Portfolio Name	None – Company Provided
180	Lien Position	Title Policy
181	Full Recourse (Y/N/Partial)	Guaranty
182	Recourse Provisions	Guaranty
183	Recourse Carveout Guarantor	Loan Agreement/Guaranty

184	Title Vesting (Fee/Leasehold/Both)	Title Policy
185	Ground Lease Payment (Annual)	Not Applicable
186	Ground Lease Initial Expiration Date	Not Applicable
187	Ground Lease Extension (Y/N)	Not Applicable
188	# of Ground Lease Extension Options	Not Applicable
189	Ground Lease Expiration Date with Extension	Not Applicable
190	Type of Lockbox	Loan Agreement/CMA
191	Cash Management (Springing/In-place)	Loan Agreement/CMA
192	Lockbox Trigger Event	Loan Agreement/CMA
193	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report
194	Environmental Escrow (Cut-off Date)	Servicer Report
195	Tax Escrow (Cut-off Date)	Servicer Report
196	Tax Escrow (Monthly)	Servicer Report
197	Springing Tax Escrow Description	Loan Agreement/Servicer Report
198	Insurance Escrow (Cut-off Date)	Servicer Report
199	Insurance Escrow (Monthly)	Servicer Report
200	Springing Insurance Escrow Description	Loan Agreement/Servicer Report
201	Replacement Reserve (Cut-off Date)	Servicer Report
202	Replacement Reserve (Monthly)	Servicer Report
203	Springing Replacement Reserve Description	Loan Agreement/Servicer Report
204	TI/LC Reserve (Cut-off Date)	Servicer Report
205	Monthly TI/LC Reserve ($)	Servicer Report
206	Springing TI/LC Reserve Description	Loan Agreement/Servicer Report
207	Cut-off Other Reserve 1 ($)	Servicer Report
208	Other Escrow 1 (Monthly)	Servicer Report
209	Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Servicer Report
210	Cut-off Other Reserve 2 ($)	Servicer Report
211	Other Escrow 2 (Monthly)	Servicer Report
212	Other (Springing) Escrow Reserve 2 Description	Loan Agreement/Servicer Report
213	Engineering Report Date	Property Condition Report
214	Environmental Report Date (Phase I)	ESA Phase I Report
215	Environmental Report Date (Phase II)	Not Applicable
216	Environmental Insurance (Y/N)	Insurance Certificate
217	Seismic Report Date	Seismic Report
218	Seismic PML %	Seismic Report
219	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Insurance Certificate
220	Single-Tenant (Y/N)	Rent Roll
221	Property Manager	Loan Agreement/Management Agreement
222	TIC (Y/N)	Loan Agreement
223	Max Number of TICs	Loan Agreement
224	Single Purpose Borrower (Y/N)	Loan Agreement
225	Independent Director (Y/N)	Loan Agreement
226	Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion
227	DST (Y/N)	Loan Agreement
228	IDOT (Y/N)	Loan Agreement
229	Largest Tenant Name	Rent Roll
230	Largest Tenant SqFt	Rent Roll
231	Largest Tenant Exp Date	Rent Roll
232	2nd Largest Tenant Name	Rent Roll

233	2nd Largest Tenant SqFt	Rent Roll
234	2nd Largest Tenant Exp Date	Rent Roll
235	3rd Largest Tenant Name	Rent Roll
236	3rd Largest Tenant SqFt	Rent Roll
237	3rd Largest Tenant Exp Date	Rent Roll
238	4th Largest Tenant Name	Rent Roll
239	4th Largest Tenant Sqft	Rent Roll
240	4th Largest Tenant Exp Date	Rent Roll
241	5th Largest Tenant Name	Rent Roll
242	5th Largest Tenant Sqft	Rent Roll
243	5th Largest Tenant Exp Date	Rent Roll
244	Senior Debt Amount	Not Applicable
245	Senior Debt Holder	Not Applicable
246	Senior Debt Rate	Not Applicable
247	Floor	Not Applicable
248	Maturity	Not Applicable
249	Amort	Not Applicable
250	Administrative Fee Rate	Not Applicable
251	Net Mortgage Rate	Not Applicable
252	In-place Senior Debt Service	Not Applicable
253	As Stabilized Senior Debt Service	Not Applicable
254	Cut-off Date Total Debt Balance	Refer to Calculation Procedures below
255	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Not Applicable
256	Cut-off Date Total Debt As-Is LTV	Refer to Calculation Procedures below
257	Cut-off Date Total Debt Ann Debt Service ($)	Refer to Calculation Procedures below
258	Cut-off Date Total Debt UW NCF DSCR	Refer to Calculation Procedures below
259	Permitted Future Debt (Y/N)	Loan Agreement
260	Type	Not Applicable

Calculation Procedures

With respect to Characteristic 23, we recomputed the Annual Debt Service Payment (IO) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) the Fully Funded Mortgage Loan Rate % and (iii) a fraction equal to 365/360.

With respect to Characteristic 25, we recomputed the Annual Debt Service Payment (Cap) as the product of (i) the Mortgage Loan Balloon Payment ($), (ii) Mortgage Rate Cap and (iii) a fraction equal to 365/360.

With respect to Characteristic 31, we recomputed the Mortgage Loan % of Total Cut-off Date Balance by dividing the Mortgage Loan Cut-off Date Balance ($) by the sum of the Mortgage Loan Cut-off Date Balances ($) of all the Mortgage Assets.

With respect to Characteristic 32, we set the Mortgage Loan Balloon Payment ($) equal to the sum of (a) Mortgage Loan Cut-off Date Balance ($) and (b) Cut-off Date Future Funding Remaining Balance ($).

With respect to Characteristic 33, we recomputed the Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Mortgage Loan Cut-off Date Balance ($) by the No of Units. With respect to the cross collateralized Mortgage Assets identified on the Data File as “One West End Portfolio,” this procedure was performed with the aggregate Mortgage Loan Cut-off Date Balance ($) and 198,593 square feet (as derived from the respective Rent Roll). Further, with respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance /

Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 34, we recomputed the Committed Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the (a) Mortgage Loan Balloon Payment ($) by (b) No of Units. With respect to the cross collateralized Mortgage Assets identified on the Data File as “One West End Portfolio,” this procedure was performed with the aggregate Mortgage Loan Balloon Payment ($) and 198,593 square feet (as derived from the respective Rent Roll). Further, with respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Committed Mortgage Loan Cut-off Date Balance / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 35, we recomputed the Mortgage Loan Balloon Payment / Unit ($) by dividing the Mortgage Loan Balloon Payment ($) by the No of Units. With respect to the cross collateralized Mortgage Assets identified on the Data File as “One West End Portfolio,” this procedure was performed with the aggregate Mortgage Loan Balloon Payment ($) and 198,593 square feet (as derived from the respective Rent Roll). Further, with respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Balloon Payment / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 40, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 41, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 42, we recomputed the Cut-off Date Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the payment date in November 2019 (the “Cut-off Date,” as stipulated by representatives of the Company).

With respect to Characteristic 43, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 44, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 95, we recomputed the Fully Funded Mortgage Loan Rate % as the sum of (x) the Fully Funded Mortgage Loan Margin % and (y) the greater of (i) an “Assumed LIBOR” of 2.10% (as stipulated by representatives of the Company), as rounded based on the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction or (ii) LIBOR Floor %.

With respect to Characteristic 126, we recomputed the Mortgage Loan Cut-off Date (As-Is) LTV Ratio by dividing the (a) Mortgage Loan Cut-off Date Balance ($) by (b) As-Is Appraised Value. With respect to a cross collateralized Mortgage Asset (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Mortgage Loan Cut-off Date Balance ($) and aggregate As-Is Appraised Value of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date (As-Is) LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 127, we recomputed the Committed Mortgage Loan (Stabilized) LTV Ratio by dividing the (a) Mortgage Loan Balloon Payment ($) by (b) Stabilized Appraised Value, if any, else by the As-Is Appraised Value. With respect to a cross collateralized Mortgage Asset (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Mortgage Loan Balloon Payment ($) and aggregate Stabilized Appraised Value, if any, else by the aggregate As-Is Appraised Value of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Committed Mortgage Loan (Stabilized) LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 128, we recomputed the Maturity Date Stabilized LTV Ratio by dividing the (a) Mortgage Loan Balloon Payment ($) by (b) Stabilized Appraised Value, if any, else by the As-Is Appraised Value. With respect to a cross collateralized Mortgage Asset (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Mortgage Loan Balloon Payment and aggregate Stabilized Appraised Value, if any, else by the aggregate As-Is Appraised Value of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Maturity Date Stabilized LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 144, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the Most Recent Actual NOI by the Annual Debt Service Payment (IO). With respect to a cross collateralized Mortgage Assets (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Most Recent Actual NOI and aggregate Annual Debt Service Payment (IO) of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with a positive or negative Most Recent Actual NOI.

With respect to Characteristic 145, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the Most Recent Actual NCF by the Annual Debt Service Payment (IO). With respect to a cross collateralized Mortgage Assets (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Most Recent Actual NCF and aggregate Annual Debt Service Payment (IO) of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with a positive or negative Most Recent Actual NCF.

With respect to Characteristic 146, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the (a) Most Recent Actual NOI by (b) Mortgage Loan Cut-off Date Balance ($). With respect to a cross collateralized Mortgage Asset (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Most Recent Actual NOI and aggregate Mortgage Loan Cut-Off Date Balance ($) of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with a positive or negative Most Recent Actual NOI.

With respect to Characteristic 147, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the (a) Most Recent Actual NCF by (b) Mortgage Loan Cut-off Date Balance ($). With respect to a cross collateralized Mortgage Asset (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Most Recent Actual NCF and aggregate Mortgage Loan Cut-Off Date Balance ($) of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with a positive or negative Most Recent Actual NCF.

With respect to Characteristic 154, we recomputed the Mortgage Loan Underwritten NOI DSCR by dividing the Underwritten NOI by the Annual Debt Service Payment (IO), except with respect to the Mortgage Assets identified on the Data File as “260 Fifth Avenue,” “Hilton Garden Inn UC Davis,” “Demonbreun Hill,” “Robert Towers,” “Cottonmill,” “Hilton Gaithersburg,” “Andante Apartments” and “310-318 NW 25th Street,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NOI DSCR for each such Mortgage Asset is equal to 1.00. With respect to a cross collateralized Mortgage Assets (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten NOI and aggregate Annual Debt Service Payment (IO) of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Underwritten NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 155, we recomputed the Mortgage Loan Underwritten NCF DSCR by dividing the Underwritten NCF by the Annual Debt Service Payment (IO), except with respect to the Mortgage Assets identified on the Data File as “260 Fifth Avenue,” “Hilton Garden Inn UC Davis,” “Demonbreun Hill,” “Robert Towers,” “Cottonmill,” “Hilton Gaithersburg,” “Andante Apartments” and “310-318 NW 25th Street,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NCF DSCR for each such Mortgage Asset is equal to 1.00. With respect to a cross collateralized Mortgage Assets (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten NCF and aggregate Annual Debt Service Payment (IO) of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Underwritten NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 156, we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the (a) Underwritten NOI by (b) Mortgage Loan Cut-off Date Balance ($). With respect to a cross collateralized Mortgage Asset (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten NOI and aggregate Mortgage Loan Cut-Off Date Balance ($) of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 157, we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the (a) Underwritten NCF by (b) Mortgage Loan Cut-off Date Balance ($). With respect to a cross collateralized Mortgage Asset (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten NCF and aggregate Mortgage Loan Cut-Off Date Balance ($) of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 164, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI by the Fully Funded Annual Debt Service Payment. The “Fully Funded Annual Debt Service Payment” is equal to the product of (a) the Mortgage Loan Balloon Payment ($), (b) the Fully Funded Mortgage Loan Rate % and (c) a fraction equal to 365/360. With respect to a cross collateralized Mortgage Assets (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten Stabilized NOI and aggregate Fully Funded Annual Debt Service Payment of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 165, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF by the Fully Funded Annual Debt Service Payment. With respect to a cross collateralized Mortgage Assets (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten Stabilized NCF and aggregate Fully Funded Annual Debt Service Payment of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 166, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI by the Mortgage Loan Balloon Payment ($). With respect to a cross collateralized Mortgage Asset (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten Stabilized NOI and aggregate Mortgage Loan Balloon Payment ($) of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 167, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF by the Mortgage Loan Balloon Payment ($). With respect to a cross collateralized Mortgage Asset (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten Stabilized NCF and aggregate Mortgage Loan Balloon Payment ($) of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 175, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Annual Debt Service Payment. With respect to a cross collateralized Mortgage Assets (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Appraisal Stabilized NOI and aggregate Fully Funded Annual Debt Service Payment of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NOI.

With respect to Characteristic 176, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Annual Debt Service Payment. With respect to a cross collateralized Mortgage Assets (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Appraisal Stabilized NCF and aggregate Fully Funded Annual Debt Service Payment of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NCF.

With respect to Characteristic 177, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the Mortgage Loan Balloon Payment ($). With respect to a cross collateralized Mortgage Asset (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Appraisal Stabilized NOI and aggregate Mortgage Loan Balloon Payment ($) of the related cross collateralized Mortgage Assets. With respect to those Mortgage

Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NOI.

With respect to Characteristic 178, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the Mortgage Loan Balloon Payment ($). With respect to a cross collateralized Mortgage Asset (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Appraisal Stabilized NCF and aggregate Mortgage Loan Balloon Payment ($) of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NCF.

With respect to Characteristic 254, we set the Cut-off Date Total Debt Balance to equal the Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 256, we recomputed the Cut-off Date Total Debt As-Is LTV by dividing the (a) Cut-off Date Total Debt Balance by (b) As-Is Appraised Value. With respect to a cross collateralized Mortgage Asset (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Cut-off Date Total Debt Balance and aggregate As-Is Appraised Value of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Total Debt As-Is LTV for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 257, we set the Cut-off Date Total Debt Ann Debt Service ($) to equal the Annual Debt Service Payment (IO).

With respect to Characteristic 258, we recomputed the Cut-off Date Total Debt UW NCF DSCR by dividing the Underwritten NCF by the Cut-off Date Total Debt Ann Debt Service ($). With respect to the Mortgage Assets identified on the Data File as “260 Fifth Avenue,” “Hilton Garden Inn UC Davis,” “Demonbreun Hill,” “Robert Towers,” “Cottonmill,” “Hilton Gaithersburg,” “Andante Apartments” and “310-318 NW 25th Street,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Total Debt UW NCF DSCR for each such Mortgage Asset is equal to 1.00. With respect to a cross collateralized Mortgage Assets (as set forth on Loan Cross Portfolio Name), this procedure was performed with the aggregate Underwritten NCF and aggregate Cut-off Date Total Debt Ann Debt Service ($) of the related cross collateralized Mortgage Assets. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Total Debt UW NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

Appendix B

Missing Source Documents

Property Name	Missing Source Document
Demonbreun Hill	Loan Agreement, Interest Rate Cap Agreement, Appraisal Report, Asset Summary Report, Settlement Statement, Ratings Screenshots, Title Policy, Guaranty, CMA, Servicer Report, Insurance Certificate, Management Agreement and Non-Consolidation Opinion
Publix at East Cherokee Village Shoppes	Loan Agreement, Interest Rate Cap Agreement, Asset Summary Report, Settlement Statement, Ratings Screenshots, Title Policy, Guaranty, CMA, Servicer Report, ESA Phase II Report, Insurance Certificate, Management Agreement and Non-Consolidation Opinion
Madisonville Industrial	Loan Agreement, Interest Rate Cap Agreement, Asset Summary Report, Settlement Statement, Ratings Screenshots, Title Policy, Guaranty, CMA, Servicer Report, Property Condition Report, ESA Phase I Report, ESA Phase II Report, Insurance Certificate, Management Agreement and Non-Consolidation Opinion